Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Prospectus:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX